EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT - Declared dividends (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021 COP ($) $ / shares shares	Dec. 31, 2020 COP ($) installment $ / shares shares	Dec. 31, 2019 COP ($) installment $ / shares shares	Dec. 31, 2018 COP ($) installment $ / shares shares
Disclosure of classes of share capital [abstract]
Net income for the period | $	$ 3,502,758	$ 2,399,001	$ 3,031,238	$ 2,887,749
Dividends declared information	A stock dividend at the rate of $54 per share on the 22,281,017,159 common and preferred shares outstanding as of December 31, 2021. These dividends will be paid in shares, at the rate of 1 share for every 13.72333 common or preferred shares, as of December 31, 2021.The payment of the shares will be made on May 31, 2022, to any shareholders that is entitled to it at the time the payment becomes due in accordance with current regulations. For this purpose, up to a total of 1,623,586,385 new shares of the same species held by the shareholder will be issued. The unit value of the shares will be 741.06.	In the general assembly held in March 2021, 54.00 pesos per share payable in twelve installments of 4.50 pesos per share, from April 2021 to March 2022.	In the general assembly held in March 2020, 60.00 pesos per share payable in twelve installments of 5.00 pesos per share, from April 2020 to March 2021.	In the general assembly held in March 2019, 60.00 pesos per share payable in twelve installments of 5.00 pesos per share, from April 2019 to March 2020.
Dividends declared | $ / shares	$ 54	$ 54.00	$ 60.00	$ 60.00
Number of installments, dividend payable | installment		12	12	12
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share, per installment | $ / shares		$ 4.50	$ 5.00	$ 5.00
Number of shares outstanding | shares	22,281,017,159	22,281,017,159	22,281,017,159	22,281,017,159
Total dividends declared | $	$ 1,203,175	$ 1,203,175	$ 1,336,861	$ 1,336,861